Fair Value Measurements and Disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements and Disclosures, Disclosure [Line Items]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Charter WNT

December 31, 2012	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	1,843,698	–	n/a	1,843,698
Forwards	–	134,205	n/a	134,205
Total Assets	1,843,698	134,205	n/a	1,977,903

Liabilities
Futures	1,188,296	–	n/a	1,188,296
Forwards	–	58,704	n/a	58,704
Total Liabilities	1,188,296	58,704	n/a	1,247,000

Unrealized currency loss				(43,191)
*Net fair value	655,402	75,501	n/a	687,712

December 31, 2011	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	2,222,818	–	n/a	2,222,818
Forwards	–	31,450	n/a	31,450
Options Purchased	1,720	–	n/a	1,720
Total Assets	2,224,538	31,450	n/a	2,255,988

Liabilities
Futures	705,532	–	n/a	705,532
Forwards	–	22,302	n/a	22,302
Options Written	3,973	–	n/a	3,973
Total Liabilities	709,505	22,302	n/a	731,807

Unrealized currency loss				(49,877)
*Net fair value	1,515,033	9,148	n/a	1,474,304

*
This amount comprises of the "Total net unrealized gain on open contracts" and "Options purchased" and "Options written" on the Statements of Financial Condition.

During the twelve months ended December 31, 2012 and 2011, there were no Level 3 assets and liabilities and there were no transfers of assets or liabilities between Level 1 and Level 2.

Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Fair Value Measurements and Disclosures, Disclosure [Line Items]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Charter Campbell

December 31, 2012	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	799,204	–	n/a	799,204
Forwards	–	1,179,980	n/a	1,179,980
Total Assets	799,204	1,179,980	n/a	1,979,184

Liabilities
Futures	420,203	–	n/a	420,203
Forwards	–	274,802	n/a	274,802
Total Liabilities	420,203	274,802	n/a	695,005

Unrealized currency loss				(2,389,680)
*Net fair value	379,001	905,178	n/a	(1,105,501)

December 31, 2011	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	1,856,568	–	n/a	1,856,568
Forwards	–	1,386,487	n/a	1,386,487
Total Assets	1,856,568	1,386,487	n/a	3,243,055

Liabilities
Futures	704,278	–	n/a	704,278
Forwards	–	56,077	n/a	56,077
Total Liabilities	704,278	56,077	n/a	760,355

Unrealized currency loss				(2,392,751)
*Net fair value	1,152,290	1,330,410	n/a	89,949

*
This amount comprises of the "Total net unrealized gain (loss) on open contracts" on the Statements of Financial Condition.

During the twelve months ended December 31, 2012 and 2011, there were no Level 3 assets and liabilities and there were no transfers of assets or liabilities between Level 1 and Level 2.

Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Fair Value Measurements and Disclosures, Disclosure [Line Items]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Charter Aspect

December 31, 2012	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	1,817,113	–	n/a	1,817,113
Forwards	–	634,871	n/a	634,871
Total Assets	1,817,113	634,871	n/a	2,451,984

Liabilities
Futures	1,102,329	–	n/a	1,102,329
Forwards	–	535,154	n/a	535,154
Total Liabilities	1,102,329	535,154	n/a	1,637,483

Unrealized currency gain				802,973
*Net fair value	714,784	99,717	n/a	1,617,474

December 31, 2011	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	3,027,158	–	n/a	3,027,158
Forwards	–	220,966	n/a	220,966
Total Assets	3,027,158	220,966	n/a	3,248,124

Liabilities
Futures	977,762	–	n/a	977,762
Forwards	–	142,891	n/a	142,891
Total Liabilities	977,762	142,891	n/a	1,120,653

Unrealized currency gain				848,606
*Net fair value	2,049,396	78,075	n/a	2,976,077

*
This amount comprises of the "Total net unrealized gain on open contracts" on the Statements of Financial Condition.

During the twelve months ended December 31, 2012 and 2011, there were no Level 3 assets and liabilities and there were no transfers of assets or liabilities between Level 1 and Level 2.